Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets	$ 1,347,709	$ 1,312,427
Goodwill and trademarks	48,768	55,929	$ 62,066
Total intangible assets, goodwill and trademarks	$ 1,396,477	$ 1,368,356